CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 12: CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At December 31, 2012 and 2011, the Company had $1,475,197 and $2,660,821 in excess of the FDIC insured limit, respectively.